Warrant Liability (Details Textual) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Warrants Outstanding	12,216,667
Warrant liability	$ 7,330,000	$ 0
Public Offering [Member]
Warrants Outstanding	8,050,000
Warrants Exercise Price	$ 12.00
Sponsor Warrants [Member]
Warrants Outstanding	4,166,667